Offerings - Offering: 1	Dec. 04, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 430,140,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,402.33
Offering Note	The Registration Statement includes securities that are to be offered outside the United States but may be resold from time to time in the United States in transactions subject to registration under the Securities Act of 1933, as amended (the "Securities Act").

The maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act and based on a maximum aggregate offering price of C$600,000,000 and the Bank of Canada daily exchange rate on December 3, 2025 of US$0.7169 per C$1.00.